Revenue from sales and energy purchases (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of sales of electricity

	12.31.21		12.31.20		12.31.19
	GWh	$	GWh	$	GWh	$
Sales of electricity
Small demand segment: Residential use and public lighting (T1)	12,373	66,852	11,600	86,541	10,768	109,511
Medium demand segment: Commercial and industrial (T2)	1,447	12,150	1,341	15,909	1,549	24,104
Large demand segment (T3)	3,492	28,531	3,210	29,921	3,503	48,203
Other: (Shantytowns/Wheeling system)	4,398	5,192	4,028	4,695	4,154	2,159
Subtotal - Sales of electricity	21,710	112,725	20,179	137,066	19,974	183,977

Other services
Right of use of poles		702		635		582
Connection and reconnection charges		73		81		180
Subtotal - Other services		775		716		762

Total - Revenue		113,500		137,782		184,739

	12.31.21		12.31.20		12.31.19
	GWh	$	GWh	$	GWh	$

Energy purchases (1)	26,373	(69,800)	25,124	(87,408)	24,960	(117,160)

(1)	As of December 31, 2021, 2020 and 2019, includes technical and non-technical energy losses for 4,663 GWh, 4,945 GWh and 4,986 GWh, respectively.